BUSINESS COMBINATIONS - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 07, 2014	Aug. 21, 2014
Business Acquisition [Line Items]
Cash consideration	$ 34,190
Stock consideration	60,429
Other consideration	2,523
Total purchase consideration	97,142
Loans	606,263
Intangible assets	3,556
Other assets	117,493
Total assets	727,312
Deposits	568,605
Borrowings	94,891
Other liabilities	9,363
Total liabilities	672,859	0	0
Net identifiable assets	54,453
Goodwill	42,689	0	0
The First Bexley Bank [Member]
Business Acquisition [Line Items]
Cash consideration	10,810
Stock consideration	33,699
Other consideration	0
Total purchase consideration	44,509
Loans				314,807
Intangible assets				1,280
Other assets				25,456
Total assets				341,543
Deposits				273,860
Borrowings				40,000
Other liabilities				1,454
Total liabilities				315,314
Net identifiable assets				26,229
Goodwill	18,280
Insight Bank [Member]
Business Acquisition [Line Items]
Cash consideration	9,880
Stock consideration	26,730
Other consideration	0
Total purchase consideration	36,610
Loans				219,008
Intangible assets				1,277
Other assets				30,799
Total assets				251,084
Deposits				179,330
Borrowings				44,149
Other liabilities				7,303
Total liabilities				230,782
Net identifiable assets				20,302
Goodwill	16,308
Guernsey Bank [Member]
Business Acquisition [Line Items]
Cash consideration	13,500
Stock consideration	0
Other consideration	2,523
Total purchase consideration	16,023
Loans					72,448
Intangible assets					999
Other assets					61,238
Total assets					134,685
Deposits					115,415
Borrowings					10,742
Other liabilities					606
Total liabilities					126,763
Net identifiable assets					7,922
Goodwill	$ 8,101